Summary Prospectus May 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS CORE PLUS INCOME FUND






CLASS/Ticker    A   SZIAX    B   SZIBX    C   SZICX    INST   SZIIX    S   SCSBX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated May 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 8) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                A          B          C    INST      S
                                     ------------  ---------  ---------  ------  -----
Maximum sales charge (load) on pur-
chases, as % of offering price             4.50      None       None     None    None
------------------------------------       ----      --         --       ------  -----
Maximum contingent deferred sales
charge (load), as % of redemption
proceeds                               None(1)     4.00       1.00       None    None
------------------------------------   --------    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A          B          C        INST           S
                                    ---------  ---------  ---------  ----------  ----------
Management fee                          0.45       0.45       0.45       0.45        0.45
-----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                            0.22       0.97       0.97      None        None
-----------------------------------     ----       ----       ----      -----       -----
Other expenses (includes an admin-
istrative fee)                          0.37       0.60       0.42       0.21        0.36
-----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                                1.04       2.02       1.84       0.66        0.81
-----------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement           0.09       0.32       0.14       0.00        0.01
-----------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                                0.95       1.70       1.70       0.66        0.80
-----------------------------------     ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

The Advisor has contractually agreed through April 30, 2011 to maintain the fund's total annual operating expenses, excluding extraordinary expenses, taxes, brokerage and interest expense at ratios no higher than 0.95%, 1.70%, 1.70% and 0.80% for Classes A, B, C and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Classes A, B, C and S shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 543     $ 573     $ 273     $67     $  82
--       -----     -----     -----     ---     -----
3          758       903       565     211       258
--       -----     -----     -----     ---     -----
5          990     1,259       983     368       449
--       -----     -----     -----     ---     -----
10       1,656     1,835     2,147     822     1,001
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 543     $ 173     $ 173     $67     $  82
--       -----     -----     -----     ---     -----
3          758       603       565     211       258
--       -----     -----     -----     ---     -----
5          990     1,059       983     368       449
--       -----     -----     -----     ---     -----
10       1,656     1,835     2,147     822     1,001
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after this conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2010: 280%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade (high yield or junk bonds) securities of US and foreign issuers (including issuers in countries with new or emerging securities markets), or to maintain liquidity, in cash or money market instruments.


The fund may invest up to 25% of total assets in foreign investment grade bonds (those in the top four grades of credit quality). The fund may also invest up to 35% of total assets in non-investment grade securities (junk bonds) of US and foreign issuers that are rated as low as grade B, the sixth credit grade. Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments. The fund may invest up to 20% of total assets in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The fund may have exposure of up to 15% of total assets in foreign currencies.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses distinct processes for various types of securities.


US INVESTMENT GRADE SECURITIES. Portfolio management typically:

o  ranks securities based on creditworthiness, cash flow and price

o determines the value of each security by examining the issuer's credit quality, debt structure, option value and liquidity risks to identify any inefficiencies between this value and market trading price

o uses credit analysis to determine the issuer's ability to fulfill its contracts

o uses a bottom-up approach that subordinates sector weightings to individual bonds that portfolio management believes may add above-market value

FOREIGN INVESTMENT GRADE AND EMERGING MARKETS HIGH YIELD SECURITIES. Portfolio management uses a relative value strategy to identify the most attractive foreign markets, then searches those markets for securities that portfolio management believes offer incremental value over US Treasuries. With emerging market securities, portfolio management also considers short-term factors such as market sentiment, capital flows, and new issue programs.


HIGH YIELD SECURITIES (OTHER THAN EMERGING MARKETS). Portfolio management typically:

o analyzes economic conditions for improving or undervalued sectors and industries

o uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and both downgrade and upgrade potential

o  assesses new issues versus secondary market opportunities

o seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credit

Portfolio management generally sells securities (or exchanges currencies) when they reach their target prices, when other investments appear more attractive, or, particularly for high yield securities, when company fundamentals decline or when portfolio management believes an unexpected development will diminish a company's competitive position or ability to generate adequate cash flow.


The fund may trade actively. This could raise transaction costs (thus lowering returns).

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In particular, the fund may use interest rate and currency futures, Eurodollar futures, interest rate and currency swaps and credit default swaps.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the



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SUMMARY PROSPECTUS May 1, 2010                       DWS Core Plus Income Fund
prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced. Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest of these securities, the US government might provide financial support, but has no obligation to do so.

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative. Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B and C shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class S), each adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  9.79      5.87      7.63      5.00      5.29       2.44     4.59      4.20       -17.48     10.01
  2000      2001      2002      2003      2004      2005       2006     2007      2008        2009




Best Quarter: 4.98%, Q3 2009         Worst Quarter: -11.65%, Q4 2008
Year-to-Date as of 3/31/2010: 2.29%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       3
SUMMARY PROSPECTUS May 1, 2010                       DWS Core Plus Income Fund

Performance of Class B shares does not assume the conversion to Class A shares after six years.


                                CLASS          1           5         10       SINCE
                            INCEPTION       YEAR       YEARS      YEARS   INCEPTION
                          -----------  ---------  ----------  ---------  ----------
CLASS A before tax        6/25/2001        4.80       -0.88   2.72             -
------------------------- ---------       -----      ------   ----             -
CLASS B before tax        6/25/2001        5.91       -0.93   2.38             -
------------------------- ---------       -----      ------   ----             -
CLASS C before tax        6/25/2001        9.02       -0.74   2.44             -
------------------------- ---------       -----      ------   ----             -
INST CLASS before tax     6/25/2001       10.02       0.33      -            2.57
------------------------- ---------       -----      ------   ----           ----
CLASS S before tax        4/24/1928       10.01       0.27    3.43             -
------------------------- ---------       -----      ------   ----           ----
  After tax on
  distributions                            7.98       -1.53   1.47             -
  After tax on distribu-
  tions, with sale                         6.44       -0.78   1.77             -
------------------------- ---------       -----      ------   ----           ----
BARCLAYS CAPITAL U.S.
AGGREGATE BOND
INDEX                                      5.93       4.97    6.33             -
------------------------- ---------       -----      ------   ----           ----
Since INST Class
Inception                                    -           -      -            5.63
------------------------- ---------       -----      ------   ----           ----

INST Class index comparison began on 6/30/01.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

KENNETH R. BOWLING, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JAMIE GUENTHER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOHN BRENNAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.



BRUCE HARLEY, CFA, CEBS, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


J. RICHARD ROBBEN, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


DAVID VIGNOLO, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.


J. KEVIN HORSLEY, CFA, CPA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


STEPHEN WILLER, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                       DWS Core Plus Income Fund
                                        SUMMARY PROSPECTUS May 1, 2010 DCPIF-SUM